Rule 497(e)
File Nos. 333-212091 and 811-05961

[_____ VARIABLE ANNUITY]

An individual flexible premium variable annuity
Issued by Great-West Life & Annuity Insurance Company of New York

Supplement dated August 19, 2016
to the Prospectus dated [Month/Day/Year]

This Rate Sheet Supplement (the “Supplement”) amends certain information contained in the [_____ Variable Annuity] Prospectus dated [Month/Day/Year] (the “Prospectus”). This Supplement must be accompanied by, or read in conjunction with, the Prospectus. If you would like a copy of the current Prospectus, please call the Retirement Resource Operations Center toll-free at (877) 723-8723.

Capitalized terms not defined in this Supplement have the same meaning as set forth in the Prospectus.

This Supplement declares the Guaranteed Annual Withdrawal % (the “GAW%”) and Joint Guaranteed Annual Withdrawal % (the “Joint GAW%”) applicable to all GLWB Riders for Contracts purchased during the effective dates detailed below. This Supplement also declares the Distribution Credit applicable to the [Great-West Secure Income Max GLWB Rider] (the “Distribution Credit”) and the Accumulation Credit applicable to the [Great-West Secure Income Plus GLWB Rider] (the “Accumulation Credit”) for Contracts purchased during the effective dates detailed below.

The following terms apply only to [_____ Variable Annuity] applications received by us in good order between [Month/Day/Year] and May 1, 2017. If we file a new Rate Sheet Supplement that takes effect before May 1, 2017, the terms of this Supplement will be superseded by the terms of the new Rate Sheet Supplement. In order to receive the declared GAW%, Joint GAW%, Distribution Credit, or Accumulation Credit, your application must be received by us in good order within this time period. Terms reflected in Rate Sheet Supplements that were not in effect during this time period will not apply to your Contract. This Supplement replaces and supersedes any previously issued Rate Sheet Supplements. We will provide a minimum of 10 days prior notice of new rates declared in Rate Sheet Supplements.

Please contact us at the Retirement Resource Operations Center with any questions regarding this Supplement.

[Great-West Secure Income Foundation GLWB Rider]:

The GAW% for a single Covered Person is based on the age when GAWs begin according to the following table:

GAW% Table
	Age 59½ - 64	Age 65 - 69	Age 70 - 79	Age 80+
% of Benefit Base	4.00%	5.00%	6.00%	7.00%

If there are Joint Covered Persons, a single GAW% is calculated based on the age of the younger Covered Person. This rate is the Joint GAW% and is based on the following table:

Joint GAW% Table
	Age 59½ - 64	Age 65 - 69	Age 70 - 79	Age 80+
% of Benefit Base	3.50%	4.50%	5.50%	6.50%

[Great-West Secure Income Max GLWB Rider]:

The Distribution Credit for the [Great-West Secure Income Max GLWB Rider] is 1% for Contributions aged at least 5 years. The GAW% for a single Covered Person is based on the following table:

	Age When GAWs Begin	Age When GAWs Begin	Age When GAWs Begin	Age When GAWs Begin
	59.5- 64	65- 69	70- 79	80+
% of Benefit Base	4.00%	5.00%	6.00%	7.00%

If there are Joint Covered Persons, a single GAW% is calculated based on the age of the younger Covered Person. This rate is the Joint GAW% and is based on the following table:

	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin
	59.5- 64	65- 69	70- 79	80+
% of Benefit Base	3.50%	4.50%	5.50%	6.50%

The [Great-West Secure Income Max GLWB Rider] increases each GAW% by 1% for Withdrawals that begin at least 5 years after the date of Rider Contribution.

[Great-West Secure Income Plus GLWB Rider]:

The Accumulation Credit used to determine the guaranteed minimum amount for the [Great-West Secure Income Plus GLWB Rider] is 5%. The GAW% for a single Covered Person is based on the following table:

	Age When GAWs Begin	Age When GAWs Begin	Age When GAWs Begin	Age When GAWs Begin
	59.5- 64	65- 69	70- 79	80+
% of Benefit Base	4.00%	5.00%	6.00%	7.00%

If there are Joint Covered Persons, a single GAW% is calculated based on the age of the younger Covered Person. This rate is the Joint GAW% and is based on the following table:

	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin
	59.5- 64	65- 69	70- 79	80+
% of Benefit Base	3.50%	4.50%	5.50%	6.50%

This Supplement must be accompanied by, or read in conjunction with, the current Prospectus and
Statement of Additional Information dated [Month/Day/Year].

Please read this Supplement carefully and retain it for future reference.